Current Tax Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Summary of Current tax receivables and payables

The detail of current tax receivables as of December 31, 2017 and 2016 is as follows:

	Balance as of
Tax Receivables	12-31-2017	12-31-2016
	ThCh$	ThCh$
Monthly provisional tax payments	54,863,660	24,452,330
Tax credit for absorbed profits	10,177,809	9,839,979
Minimum presumed income	5,000	146,099
Other	118,239	-
Total	65,164,708	34,438,408

The detail of current tax payables as of December 31, 2017 and 2016 is as follows:

	Balance as of
Tax Payables	12-31-2017	12-31-2016
	ThCh$	ThCh$
Income tax	66,933,261	61,457,940
Total	66,933,261	61,457,940